Entity Level Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Entity Level Disclosures [Abstract]
Schedule of revenues by product [table text block]
	Year ended on December 31,
	2019	2018	2017
	USD in thousands
Miniature camera and related equipment	188	175	306
Development services	85	217	-
MUSE and related equipment	-	44	161
	273	436	467

Disclosure of geographical areas [text block]
	Year ended on December 31,
	2019	2018	2017
	USD in thousands
USA	138	315	115
United Kingdom	36	24	14
Germany	28	44	12
Switzerland	-	3	74
South Korea	-	7	52
Italy	-	9	49
Israel	31	12	22
Other	40	22	129
	273	436	467

Disclosure of major customers [text block]
	Year ended on December 31,
	2019	2018	2017
	USD in thousands
Customer A	85	134

Customer B	30	92

Customer C	40	21	14

Customer D	27

Customer E		9	49